FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 56,632,000	$ 31,904,000
Equity method investments, at fair value		14,895,000
Consolidated Subsidiaries [Member] | Investments [Member]
Level III Financial Assets as of December 31, 2017
Purchases	2,500,000
Sale of Level III Assets	(500,000)
Level II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments classified as Level II or Level III		0
Level III [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Instruments classified as Level II or Level III		0
Level III [Member] | Consolidated Subsidiaries [Member] | Investments [Member]
Level III Financial Assets as of December 31, 2017
Balance at December 31, 2016	0
Purchases	1,894,000
Transfers In or (Out) of Level III	0
Sale of Level III Assets	(324,000)
Balance at December 31, 2017	1,570,000
Reported Value Measurement [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments, at fair value	400,000
Reported Value Measurement [Member] | Consolidated Subsidiaries [Member] | Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,600,000
Reported Value Measurement [Member] | Level I [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments, at fair value	400,000
Reported Value Measurement [Member] | Level III [Member] | Consolidated Subsidiaries [Member] | Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,600,000
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	42,496,000	17,009,000
Nonrecurring [Member] | MCC Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	40,491,000	17,009,000
Nonrecurring [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	2,005,000
Nonrecurring [Member] | Reported Value Measurement [Member] | Level I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	40,926,000	17,009,000
Nonrecurring [Member] | Reported Value Measurement [Member] | Level I [Member] | MCC Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	40,491,000	17,009,000
Nonrecurring [Member] | Reported Value Measurement [Member] | Level I [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	435,000
Nonrecurring [Member] | Reported Value Measurement [Member] | Level II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Nonrecurring [Member] | Reported Value Measurement [Member] | Level II [Member] | MCC Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	0	0
Nonrecurring [Member] | Reported Value Measurement [Member] | Level II [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	0
Nonrecurring [Member] | Reported Value Measurement [Member] | Level III [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1,570,000	0
Nonrecurring [Member] | Reported Value Measurement [Member] | Level III [Member] | MCC Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	0	$ 0
Nonrecurring [Member] | Reported Value Measurement [Member] | Level III [Member] | Consolidated Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 1,570,000